Revenue - Additional information (Details)	Sep. 30, 2022 USD ($)
Revenue recognition
Aggregate amount of the transaction price allocated for the remaining performance obligations	$ 3,193,145
Short Term Contract With Customer [Member]
Revenue recognition
Aggregate amount of the transaction price allocated for the remaining performance obligations	$ 3,193,145